Stockholders' Deficit - Stock Option Plan - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 401,000	$ 11,000	$ 345,435	$ 38,417
Number of options exercised				0
Number of options granted			926,384	0
Number of shares, vested			578,889	232,302
Weighted-average exercise price			$ 5.58	$ 3.36
Weighted-average contractual life			7 years 5 months 16 days	3 years 10 months 10 days
Weighted average grant date fair value per option			$ 0.66	$ 0.10
Stock options outstanding, intrinsic value			20,228
Stock options outstanding, weighted average remaining contractual term			8 years 8 months 1 day
Future stock-based compensation for unvested employee options granted and outstanding	900,000
Annual increases in the number of shares available for issuance , percentage of outstanding common stock	1.00%
Purchases by employees under ESPP	0
Warrants to Purchase Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants cashless exercised	43,720
Issuance of shares upon cashless exercise warrants	13,407
Warrants to Purchase Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	480,147
Issuance Date January 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	9,259			9,259
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	82,500
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for sale under the ESPP	139,839
Annual increases in the number of shares available for issuance, number of shares	279,680
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation, description	For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value.		For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value.
Vesting period	4 years		4 years
Stock-based compensation expense	401,000	11,000	345,435	38,417
Income tax benefits recognized from stock-based compensation	0	0	0	0
Number of options exercised	2,083
Number of options granted	407,013		926,384
Future stock-based compensation for unvested employee options granted and outstanding			$ 539,087
Future stock-based compensation, requisite service period	3 years 7 months 6 days		3 years 10 months 17 days
Shares available for sale under the ESPP	487,790		606,061	124,824
Annual increases in the number of shares available for issuance, number of shares	270,764
NSO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value	85.00%		85.00%
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value	110.00%		110.00%
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option	10 years		10 years
Maximum [Member] | ISOs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option	5 years		5 years